Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, the following table provides information regarding the total compensation earned by each individual who served (i) as our principal executive officer during 2025 and 2024, and (ii) our two most highly compensated executive officers other than our principal executive officer who were serving as executive officers as of December 31, 2025 and December 31, 2024, during each of the fiscal years ended December 31, 2025 and December 31, 2024, respectively. For information on our executive compensation program, see the above Narrative Disclosure to Summary Compensation Table and Outstanding Equity Awards at Fiscal Year End Table.

Year	Summary compensation table tool for PEO (1)	Compensation actually paid to PEO (2)	Average summary compensation table total for non-PEO named executive officers (3)	Average compensation actually paid to non-PEO named executive officers (4)	Net income (5)
2025	$1,102,629	$508,859	$580,551	$323,623	$5,087,694
2024	$865,443	$537,938	$343,398	$223,338	$(13,634,333)

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for our PEO in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the compensation actually paid:

	PEO
Adjustments:	2025	2024
Summary Compensation Table Total for PEOs	$1,102,629	$865,443
Stock Awards	(588,699)	(287,875)
Option Awards	-	-
Medical Benefits	(14,334)	(52,922)
Contribution to 401K Plan	9,263	13,292
Compensation actually paid	$508,859	$537,938

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The Company’s non-PEO NEOs for fiscal 2025 and 2024 were Daniel Gabel and Jim Ison.
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above:

	Average for Non-PEO NEOs
	NEO
Adjustments:	2025	2024
Summary Compensation Table Total for PEOs	$580,551	$343,398
Stock Awards	(234,593)	(96,110)
Option Awards	-	-
Medical Benefits	(27,142)	(28,982)
Contribution to 401K Plan	4,806	5,032
Compensation actually paid	$323,623	$223,338

(5)
The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

PEO Total Compensation Amount	$ 865,443	$ 1,102,629
PEO Actually Paid Compensation Amount	$ 537,938	508,859
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the compensation actually paid:

	PEO
Adjustments:	2025	2024
Summary Compensation Table Total for PEOs	$1,102,629	$865,443
Stock Awards	(588,699)	(287,875)
Option Awards	-	-
Medical Benefits	(14,334)	(52,922)
Contribution to 401K Plan	9,263	13,292
Compensation actually paid	$508,859	$537,938

Non-PEO NEO Average Total Compensation Amount	$ 343,398	580,551
Non-PEO NEO Average Compensation Actually Paid Amount	$ 223,338	323,623
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above:

	Average for Non-PEO NEOs
	NEO
Adjustments:	2025	2024
Summary Compensation Table Total for PEOs	$580,551	$343,398
Stock Awards	(234,593)	(96,110)
Option Awards	-	-
Medical Benefits	(27,142)	(28,982)
Contribution to 401K Plan	4,806	5,032
Compensation actually paid	$323,623	$223,338

Net Income (Loss)	$ (13,634,333)	(5,087,694)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,292	9,263
PEO | Stock Awards Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(287,875)	(588,699)
PEO | Option Awards Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(0)	(0)
PEO | Medical Benefits Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,922)	(14,334)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,032	4,806
Non-PEO NEO | Stock Awards Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,110)	(234,593)
Non-PEO NEO | Option Awards Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Medical Benefits Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,982)	$ (27,142)